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                                            May 3, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

        Re: WM Variable Trust

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the undersigned, being the Chief Financial Officer of WM Variable Trust (the "Trust"), hereby submits this filing in lieu of a filing under Rule 497(c) under the Act, and to certify that:

        1. the definitive form of Prospectus dated May 1, 2002 describing the Class 1 shares of the Trust does not differ from that contained in the Trust's most recent amendment to its registration statement on file with the Commission;

        2. the definitive form of Prospectus dated May 1, 2002 describing the Class 2 Shares of the Trust does not differ from that contained in the Trust's most recent amendment to its registration statement on file with the Commission;

        3. the definitive form of Statement of Additional Information dated May 1, 2002 does not differ from that contained in the Trust's most recent amendment to its registration statement on file with the Commission; and

        4. the text of the Trust's most recent amendment to its registration statement was filed electronically with the Commission on April 29, 2002 pursuant to Rule 485(b) under the Act.

No fees are required in connection with this filing. Please contact the undersigned at (206) 461-6581 with any questions or comments regarding this matter.

                                            Very truly yours,

                                            /s/ Monte D. Calvin
                                            Monte D. Calvin

Cc:   Joseph B. Kittredge, Jr., Esq.
      Brian D. McCabe, Esq.
      James F. Clark, Esq.